Related Party - Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Remuneration and short-term benefits	$ 7,601	$ 7,380	$ 6,959
Defined contribution plan	124	105	114
Other benefits	114	47	54
Share-based compensation expense	$ 15,264	$ 14,830	$ 17,167